ProShares UltraShort Oura Investment Objectives and Goals - ProShares UltraShort Oura	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Important Information About the FundIf the Fund is successful in meeting its investment objective, it should gain approximately two times as much as OURA loses when OURA falls on a given day. Conversely, it should lose approximately two times as much as OURA gains when OURA rises on a given day. The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of OURA (the “Daily Target”) for any period other than a day.While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:●Your return may be higher or lower than the Daily Target, and this difference may be significant.●Factors that contribute to returns that are worse than the Daily Target include smaller OURA gains or losses and higher OURA volatility, as well as longer holding periods when these factors apply.●Factors that contribute to returns that are better than the Daily Target include larger OURA gains or losses and lower OURA volatility, as well as longer holding periods when these factors apply.●The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares UltraShort Oura (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the common stock of Oura Inc. (NASDAQ: OURA).